Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

22.Commitments and contingencies

Short-term lease commitments

The Group has leased office premises under non-cancellable short-term operating lease agreements. Future aggregate minimum lease payments under non-cancellable short-term operating leases agreements are as follows:

As of
December 31,
2023
RMB
Within one year	1,262
Total	1,262

Capital and other commitments

The Group did not have significant capital and other commitments as of December 31, 2022 and 2023.

Contingencies

The Company are subject to legal proceedings and claims in its ordinary course of business from time to time. On October 25, 2018, a putative securities class action was filed against us, certain of the Company’s directors and officers, and others in the U.S. District Court for the Southern District of New York: Panther Partners Inc., v. Jianpu Technology Inc. et al. (Case No. 18-cv-09848). The plaintiffs in the case alleged, in sum and substance, that certain disclosures and statements made by the Company in connection with its initial public offering contained material misstatements and omissions in violation of the Securities Act of 1933. On September 27, 2020, the court denied the defendants’ motion to dismiss. On November 15, 2021, the parties reached a stipulation to settle the action for the amount of US$7.5 million, among other conditions. On December 30, 2021, the court issued an order granting preliminary approval of the parties’ proposed settlement, the cost of which will be borne in substantial part by the Company’s directors and officers liability insurance. On May 12, 2022, the court issued an order granting final approval of the proposed settlement, according to which the Company’s insurance company has paid the aggregate amount of US$7.5 million and this lawsuit has been closed.

On February 17, 2021, another putative securities class action was filed against us and certain of the Company’s officers in the U.S. District Court for the Southern District of New York: Guttentag v. Jianpu Technology Inc. et al. (Case No. 21-cv-01419). The plaintiffs in the case allege, in sum and substance, that certain of the Company’s disclosures since the first quarter of 2018 contained material misstatements and omissions in violation of the Securities Exchange Act of 1934. On July 20, 2021, the lead plaintiff filed an amended class action complaint: Enrique Africa v. Jianpu Technology Inc. et al. (Case No. 21-cv-01419). On September 3, 2021, the Company filed a motion to dismiss. On September 28, 2021, the court granted the Company motion to dismiss all claims with leave to amend. On November 28, 2022, the lead plaintiff filed the second amended complaint. On January 27, 2023, the Company filed a motion to dismiss the second amended complaint. On August 23, 2023, the Court granted the Company’s motion to dismiss the second amended complaint and closed the case with no claim for the Company.

In addition, from time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. For these legal proceedings, the Group is currently unable to estimate the possible loss or a possible range of loss, if any, but the Group believes that the likelihood for such legal proceedings individually and in the aggregate, when finally resolved, to cause a material impact on the Group’s financial position, result of operations and cash flows to be remote.